Debt - Narrative (Details) - USD ($) $ in Millions						1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 24, 2025	Apr. 06, 2024	Mar. 31, 2024	Jun. 14, 2023	Sep. 30, 2022	Apr. 30, 2022	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2023	Apr. 07, 2021	Apr. 06, 2021
Debt Instrument [Line Items]
Long term debt effective interest rate percentage			6.92%					6.92%
Repayments of long-term debt							$ 299.0
Minimum percentage in the difference between the present value of cash flows after the amendment and before the amendment												10.00%
Debt instrument, maturity date								Apr. 15, 2029
Revolving Credit Facility Including Letter of Credit
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity			$ 1,250.0					$ 1,250.0
Letters of credit			0.0					0.0
Available revolving credit facility			$ 675.0					$ 675.0
Revolving Credit Facility Including Letter of Credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread				0.10%
Long term debt interest rate margin percentage				1.75%
Potential increase in margin percentage two				25.00%
Potential increase in margin percentage total				50.00%
Long term debt effective interest rate percentage			7.17%					7.17%
Term Loan A
Debt Instrument [Line Items]
Repayments of long-term debt						$ 193.6
Term Loan A | Credit Agreement Amendment
Debt Instrument [Line Items]
Debt instrument face value											$ 215.1	$ 444.9
Term Loan A | Beginning September 30, 2022
Debt Instrument [Line Items]
Long term debt principal repayment percentage					1.25%
Term Loan A | Beginning September 30, 2023
Debt Instrument [Line Items]
Long term debt principal repayment percentage					1.75%
Term Loan A | Beginning September 30, 2024 through March 31, 2026
Debt Instrument [Line Items]
Long term debt principal repayment percentage					2.50%
Term Loan A | Alternative Base Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			0.75%
Term Loan A | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread				0.10%
Long term debt interest rate margin percentage				1.75%
Long term debt floor interest rate percentage				0.00%
Potential increase in margin percentage two				25.00%
Potential increase in margin percentage total				50.00%
Long term debt effective interest rate percentage			7.17%					7.17%
Term Loan B
Debt Instrument [Line Items]
Long term debt principal repayment percentage					0.25%
Repayments of long-term debt									$ 95.3
Debt instrument principal amount of debt repurchased									$ 96.0
Term Loan B | Alternative Base Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			1.25%
Term Loan B | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread				0.10%
Long term debt interest rate margin percentage				2.25%
Long term debt floor interest rate percentage				0.00%
Long term debt effective interest rate percentage			7.67%					7.67%
Revolving Line of Credit Term Loan A and Term Loan B
Debt Instrument [Line Items]
Percentage of ownership change beyond which event of default could be triggered				50.00%
Revolving Credit Facility | Credit Agreement Amendment
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity											$ 250.0	$ 1,250.0
Revolving Credit Facility And Non Payment Term Loan
Debt Instrument [Line Items]
Non repayment of long term debt								$ 250.0
Revolving Credit Facility And Non Payment Term Loan | Alternative Base Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			0.75%
Revolving Credit Facility And Term Loan A
Debt Instrument [Line Items]
Debt instrument, maturity date		Apr. 06, 2026
Term Loan B
Debt Instrument [Line Items]
Debt instrument, maturity date	Mar. 24, 2025
Minimum | Revolving Credit Facility Including Letter of Credit
Debt Instrument [Line Items]
Line of credit facility commitment fee percentage								0.25%
Maximum | Revolving Credit Facility Including Letter of Credit
Debt Instrument [Line Items]
Line of credit facility commitment fee percentage								0.375%
Lions Gate Senior Notes
Debt Instrument [Line Items]
Senior notes outstanding			$ 715.0					$ 715.0		$ 800.0